Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
March 31, 2025
VIPIFF2020-NPRT1-0525
1.830296.119
Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,335,083	21,622,869
Fidelity International Bond Index Fund (a)	682,173	6,330,560
Fidelity Long-Term Treasury Bond Index Fund (a)	684,003	6,511,705
VIP High Income Portfolio - Investor Class (a)	437,892	2,058,093
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,753,983	54,490,222
TOTAL BOND FUNDS (Cost $95,743,618)		91,013,449

Domestic Equity Funds - 23.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	134,599	7,073,166
VIP Equity Income Portfolio - Investor Class (a)	213,815	5,772,994
VIP Growth & Income Portfolio - Investor Class (a)	263,478	7,906,977
VIP Growth Portfolio - Investor Class (a)	134,684	11,701,363
VIP Mid Cap Portfolio - Investor Class (a)	54,610	1,805,946
VIP Value Portfolio - Investor Class (a)	227,280	4,018,319
VIP Value Strategies Portfolio - Investor Class (a)	143,582	1,990,048
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,892,346)		40,268,813

International Equity Funds - 22.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,070,483	13,038,485
VIP Overseas Portfolio - Investor Class (a)	965,372	25,765,790
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,510,180)		38,804,275

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $324,519)	4.14	324,519	324,519

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $145,470,663)	170,411,056
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	170,411,056

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	22,143,870	942,791	2,369,261	-	(301,877)	1,207,346	21,622,869	2,335,083
Fidelity International Bond Index Fund	6,805,122	169,787	633,192	-	(24,468)	13,311	6,330,560	682,173
Fidelity Long-Term Treasury Bond Index Fund	6,523,087	69,550	323,811	61,139	(22,351)	265,230	6,511,705	684,003
VIP Contrafund Portfolio - Investor Class	7,320,687	788,065	426,733	225,127	(9,322)	(599,531)	7,073,166	134,599
VIP Emerging Markets Portfolio - Investor Class	14,281,938	189,170	2,326,808	-	476,889	417,296	13,038,485	1,070,483
VIP Equity Income Portfolio - Investor Class	5,973,379	203,136	555,983	44,437	3,097	149,365	5,772,994	213,815
VIP Government Money Market Portfolio - Investor Class	1,274,653	485,592	1,435,727	6,380	-	1	324,519	324,519
VIP Growth & Income Portfolio - Investor Class	8,195,593	375,278	586,037	79,819	(5,106)	(72,751)	7,906,977	263,478
VIP Growth Portfolio - Investor Class	12,132,490	1,169,846	457,005	141,193	(17,500)	(1,126,468)	11,701,363	134,684
VIP High Income Portfolio - Investor Class	2,081,550	38,051	70,636	4,432	(5,141)	14,269	2,058,093	437,892
VIP Investment Grade Bond II Portfolio - Investor Class	51,830,730	3,802,391	2,650,474	11,857	(31,901)	1,539,476	54,490,222	5,753,983
VIP Mid Cap Portfolio - Investor Class	1,880,616	252,940	121,434	83,665	(2,172)	(204,004)	1,805,946	54,610
VIP Overseas Portfolio - Investor Class	24,706,883	956,722	1,186,263	280,236	708	1,287,740	25,765,790	965,372
VIP Value Portfolio - Investor Class	4,197,458	337,313	243,823	157,095	(3,726)	(268,903)	4,018,319	227,280
VIP Value Strategies Portfolio - Investor Class	2,086,345	202,047	99,170	37,613	(3,513)	(195,661)	1,990,048	143,582
	171,434,401	9,982,679	13,486,357	1,132,993	53,617	2,426,716	170,411,056

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.